Debt (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of debt

Skr mn	June 30, 2026	December 31, 2025
Currency-related contracts	2,557	3,777
Interest rate-related contracts	314,962	300,759
Contracts related to commodities, credit risk, etc.	99	97
Total debt	317,619	304,633
of which denominated in:
Skr	24,882	24,599
USD	183,639	166,687
EUR	83,386	84,653
AUD	12,623	12,119
GBP	4,236	7,899
CHF	4,281	4,188
Other currencies	4,573	4,487